JPMorgan SmartRetirement® Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 50.6%
Fixed Income — 6.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,427	16,971
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	2,722	23,025
JPMorgan Corporate Bond Fund Class R6 Shares (a)	1,203	12,460
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	726	5,683
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	732	5,696
JPMorgan High Yield Fund Class R6 Shares (a)	1,511	10,861
JPMorgan Income Fund Class R6 Shares (a)	491	4,664
JPMorgan Managed Income Fund Class L Shares (a)	198	1,990

Total Fixed Income		81,350

International Equity — 9.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,173	111,940

U.S. Equity — 34.9%
JPMorgan Equity Index Fund Class R6 Shares (a)	7,096	428,692

TOTAL INVESTMENT COMPANIES (Cost $495,604)		621,982

EXCHANGE-TRADED FUNDS — 47.3%
Alternative Assets — 5.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	771	66,210

Fixed Income — 2.4%
JPMorgan High Yield Research Enhanced ETF (a)	521	26,847
JPMorgan U.S. Aggregate Bond ETF (a)	98	2,618

Total Fixed Income		29,465

International Equity — 27.2%
JPMorgan BetaBuilders International Equity ETF (a)	5,813	333,698

U.S. Equity — 12.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	807	69,141
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	706	45,578
JPMorgan U.S. Value Factor ETF (a)	1,081	37,129

Total U.S. Equity		151,848

TOTAL EXCHANGE-TRADED FUNDS (Cost $518,907)		581,221

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 1.38%, 1/31/2022 (b) (Cost $5,057)	5,004	5,058

	Shares (000)
SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c) (Cost $17,919)	17,919	17,919

Total Investments — 99.8% (Cost $1,037,487)		1,226,180
Other Assets Less Liabilities — 0.2%		2,846

Net Assets — 100.0%		1,229,026

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2021.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	202	06/2021	EUR	9,167	206
FTSE 100 Index	33	06/2021	GBP	3,039	(17)
Russell 2000 E-Mini Index	79	06/2021	USD	8,782	(496)
S&P 500 E-Mini Index	130	06/2021	USD	25,807	242
TOPIX Index	35	06/2021	JPY	6,208	139

					74

Short Contracts
Long Gilt	(99)	06/2021	GBP	(17,414)	18
U.S. Treasury 10 Year Note	(144)	06/2021	USD	(18,873)	103

					121

					195

JPMorgan SmartRetirement® Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

EUR Euro
FTSE Financial Times and the London Stock Exchange
GBP British Pound
JPY Japanese Yen
TOPIX Tokyo Stock Price Index
USD United States Dollar

JPMorgan SmartRetirement® Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$581,221	$—	$—	$581,221
Investment Companies	621,982	—	—	621,982
U.S. Treasury Obligations	—	5,058	—	5,058
Short-Term Investments
Investment Companies	17,919	—	—	17,919

Total Investments in Securities	$1,221,122	$5,058	$—	$1,226,180

Appreciation in Other Financial Instruments
Futures Contracts	$708	$—	$—	$708
Depreciation in Other Financial Instruments
Futures Contracts	(513)	—	—	(513)

Total Net Appreciation/Depreciation in Other Financial Instruments	$195	$—	$—	$195

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$168,519	$135,959	$18,934	$107	$48,047	$333,698	5,813	$3,582	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	30,349	31,179	3,639	(325)	8,646	66,210	771	1,066	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	64,127	7,446	282	12,178	69,141	807	272	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	—	46,042	1,823	39	1,320	45,578	706	18	—
JPMorgan Core Bond Fund Class R6 Shares (a)	9,716	14,892	6,993	94	(738)	16,971	1,427	215	239
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	22,895	6,678	5,917	185	(816)	23,025	2,722	434	283
JPMorgan Corporate Bond Fund Class R6 Shares (a)	6,242	6,711	53	(1)	(439)	12,460	1,203	170	148
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,370	4,454	—	—	(141)	5,683	726	75	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	59,817	41,779	12,614	490	22,468	111,940	5,173	1,525	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,290	4,565	—	—	(159)	5,696	732	74	—
JPMorgan Equity Index Fund Class R6 Shares (a)	248,886	165,654	66,059	1,747	78,464	428,692	7,096	4,753	—
JPMorgan High Yield Fund Class R6 Shares (a)	14,017	25,249	30,390	329	1,656	10,861	1,511	813	—
JPMorgan High Yield Research Enhanced ETF (a)	—	31,234	4,177	(34)	(176)	26,847	521	129	—
JPMorgan Income Fund Class R6 Shares (a)	—	4,664	—	—	—	4,664	491	—	—
JPMorgan Managed Income Fund Class L Shares (a)	347	6,619	4,972	— (b)	(4)	1,990	198	25	1
JPMorgan U.S. Aggregate Bond ETF (a)	2,718	2,776	2,738	(28)	(110)	2,618	98	35	17
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c)	27,278	432,918	442,277	—	—	17,919	17,919	10	—
JPMorgan U.S. Value Factor ETF (a)	—	37,190	—	—	(61)	37,129	1,081	41	—

Total	$593,444	$1,062,690	$608,032	$2,885	$170,135	$1,221,122		$13,237	$688

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2021.